Valuation and Qualifying Accounts (Parenthetical) (Detail) (Deferred tax assets: Reversal of valuation allowance, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Deductions	¥ 6,710	[1]	¥ 7,347	[1]	¥ 4,651	[1]
Other Comprehensive Income
Valuation and Qualifying Accounts Disclosure [Line Items]
Deductions	¥ 1,173				¥ 1,650

[1]	Receivable: Bad debts written off, Deferred tax assets: Reversal of valuation allowance. Deductions in valuation allowance for the years ended March 31, 2012 and 2014 include a portion credited to other comprehensive income of ¥1,650 million and ¥1,173 million, respectively. Deductions in valuation allowance in the three-year period ended March 31, 2014 related to deferred tax assets that expired unused are immaterial.